Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for First CEO(1) ($)	Compensation Actually Paid to First CEO(2) ($)	Summary Compensation Table Total for Second CEO(1) ($)	Compensation Actually Paid to Second CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on:		GAAP Net Earnings (Loss)(6)
							Company TSR(5) ($)	Peer Group TSR(5) ($)
2025	5,655,000	2,640,549	—	—	2,970,292	2,413,612	9.80	263.67	43,832,000
2024	614,583	614,583	6,935,155	3,454,736	2,251,416	1,273,433	19.60	307.93	36,004,000
2023	2,103,000	2,103,000	—	—	3,872,278	4,121,707	29.40	222.87	(40,940,000)
2022	450,472	450,472	4,757,096	(24,589,004)	3,325,411	(698,811)	27.74	133.55	(128,450,000)
2021	145,647	(37,072,235)	42,359,288	18,303,213	6,042,094	3,143,274	108.74	204.24	(71,378,000)

(1)
Our first (and only) CEO for 2025 is Mr. Kip. Our first CEO for 2024 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2024 is Mr. Kip, who has served as our Chief Executive Officer from and after April 5, 2024. Our first (and only) CEO for 2023 is Mr. Levin. Our first CEO for 2022 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 9, 2022. Our first CEO for 2021 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 23, 2021.

(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for 2025 in the Total column of the Summary Compensation Table to arrive at “compensation actually paid” (“CAP”):

Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	(Minus) Plus Equity Award Adjustments for First CEO ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	(Minus) Plus Equity Award Adjustments for Second CEO ($)	Compensation Actually Paid to Second CEO ($)
2025	5,655,000	(4,995,000)	1,980,549	2,640,549	—	—	—	—
The adjustments Mr. Kip’s equity awards for 2025 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2025	3,884,200	(1,605,551)	(298,100)	—	1,980,549

(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2025, Messrs. Levin, Russakoff, Boon and Orchard, (ii) for 2024, Messrs. Russakoff, Orchard and Shanmugasundaram and Ms. Carson, (iii) for 2023, Messrs. Russakoff, Kip and Shanmugasundaram and David Fleischman, (iv) for 2022, Messrs. Russakoff, Kip and Shanmugasundaram, Jeff Pedersen, Umang Dua and Ms. Shaw, and (v) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee and Glenn H. Schiffman.

(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for 2025 in the Total column of the Summary Compensation Table to arrive at CAP:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	2,970,292	(2,243,022)	1,686,342	2,413,612
(x)
The adjustments to the non-CEO NEOs’ equity awards for 2025 pursuant to Item 402(v) were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2025	1,773,648	(92,897)	5,592	—	1,686,342

(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules) (“Industry Index”), in each case, based on $100.00 invested at the close of trading on December 31, 2020 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

(6)
We do not use any financial performance measures to link compensation actually paid to our NEOs to the Company’s performance. Accordingly, pursuant to SEC rules, we have not included a “Company-Selected Measure” or a tabular list of performance measures. For more information about our executive compensation program, please refer to the “Compensation Discussion and Analysis” above.

Named Executive Officers, Footnote
(1)
Our first (and only) CEO for 2025 is Mr. Kip. Our first CEO for 2024 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2024 is Mr. Kip, who has served as our Chief Executive Officer from and after April 5, 2024. Our first (and only) CEO for 2023 is Mr. Levin. Our first CEO for 2022 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 9, 2022. Our first CEO for 2021 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 23, 2021.
(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2025, Messrs. Levin, Russakoff, Boon and Orchard, (ii) for 2024, Messrs. Russakoff, Orchard and Shanmugasundaram and Ms. Carson, (iii) for 2023, Messrs. Russakoff, Kip and Shanmugasundaram and David Fleischman, (iv) for 2022, Messrs. Russakoff, Kip and Shanmugasundaram, Jeff Pedersen, Umang Dua and Ms. Shaw, and (v) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee and Glenn H. Schiffman.

Peer Group Issuers, Footnote
(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules) (“Industry Index”), in each case, based on $100.00 invested at the close of trading on December 31, 2020 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for 2025 in the Total column of the Summary Compensation Table to arrive at “compensation actually paid” (“CAP”):
Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	(Minus) Plus Equity Award Adjustments for First CEO ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	(Minus) Plus Equity Award Adjustments for Second CEO ($)	Compensation Actually Paid to Second CEO ($)
2025	5,655,000	(4,995,000)	1,980,549	2,640,549	—	—	—	—
The adjustments Mr. Kip’s equity awards for 2025 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2025	3,884,200	(1,605,551)	(298,100)	—	1,980,549

Non-PEO NEO Average Total Compensation Amount	$ 2,970,292	$ 2,251,416	3,872,278	$ 3,325,411	$ 6,042,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,413,612	1,273,433	4,121,707	(698,811)	3,143,274
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for 2025 in the Total column of the Summary Compensation Table to arrive at CAP:
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	2,970,292	(2,243,022)	1,686,342	2,413,612
(x)
The adjustments to the non-CEO NEOs’ equity awards for 2025 pursuant to Item 402(v) were as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2025	1,773,648	(92,897)	5,592	—	1,686,342

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

(1)
Since Angi’s executive compensation program does not generally use GAAP Net Earnings (Loss) as a financial performance measure for purposes of determining compensation to be paid to our NEOs, we do not expect a meaningful relationship to exist between CAP and GAAP Net Earnings (Loss) and any correlation between CAP and GAAP Net Earnings (Loss) and the compensation that we pay our NEOs is a coincidence.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 9.8	19.6	29.4	27.74	108.74
Peer Group Total Shareholder Return Amount	263.67	307.93	222.87	133.55	204.24
Net Income (Loss)	$ 43,832,000	36,004,000	(40,940,000)	(128,450,000)	(71,378,000)
PEO Name	Mr. Kip
Equity Awards Adjustments, Footnote
The adjustments Mr. Kip’s equity awards for 2025 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2025	3,884,200	(1,605,551)	(298,100)	—	1,980,549
(x)
The adjustments to the non-CEO NEOs’ equity awards for 2025 pursuant to Item 402(v) were as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2025	1,773,648	(92,897)	5,592	—	1,686,342

Mr. Kip [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,655,000	6,935,155
PEO Actually Paid Compensation Amount	2,640,549	3,454,736
Mr. Levin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		614,583	2,103,000	450,472
PEO Actually Paid Compensation Amount		$ 614,583	$ 2,103,000	450,472
Mr. Hanrahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				4,757,096	42,359,288
PEO Actually Paid Compensation Amount				$ (24,589,004)	18,303,213
William B. Ridenour [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					145,647
PEO Actually Paid Compensation Amount					$ (37,072,235)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kip [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,995,000)
PEO | Mr. Kip [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,980,549
PEO | Mr. Kip [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,884,200
PEO | Mr. Kip [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,605,551)
PEO | Mr. Kip [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(298,100)
PEO | Mr. Kip [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,243,022)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,686,342
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,773,648
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,897)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,592
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount